Exceptional items, share-based payments and amortization of acquisition intangibles - Summary of Exceptional Items and Amortization of Acquisition Intangibles (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020		Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Detailed Information About Exceptional Items And Amortization Of Acquisition Intangibles [Abstract]
Included within cost of sales	£ 0.0	[1]	£ (3.1)	£ 0.0	[1]	£ 0.0	[1]
Affecting gross profit	0.0	[1]	(3.1)	0.0	[1]	0.0	[1]
Included within selling, general and administrative expenses	(12.7)	[1]	(39.1)	(20.0)	[1]	(29.6)	[1]
Included within research and development costs	(5.1)	[1]	(11.1)	(23.6)	[1]	(5.3)	[1]
Affecting operating profit and profit before tax	(17.8)	[1]	(53.3)	(43.6)	[1]	(34.9)	[1]
Analyzed as:
Amortization of fair value adjustments	0.0	[1]	(3.1)	0.0	[1]	0.0	[1]
Impairment of intangible assets	0.0		(1.1)	(14.9)		(12.8)
System and process improvement costs	(2.5)	[1]	(7.0)	(4.6)	[1]	(5.4)	[1]
Acquisition costs	0.0	[1]	(8.3)	(4.1)	[1]	0.0	[1]
Integration and reorganization costs	(1.9)	[1]	(4.7)	(2.1)	[1]	(3.7)	[1]
Amortization of acquisition intangibles	(4.4)	[1]	(9.1)	(8.6)	[1]	(6.5)	[1]
Share-based payments	(9.0)	[1]	(20.0)	(9.3)	[1]	(6.5)	[1]
Tax effect of adjusting items	3.3	[1]	10.5	9.0	[1]	6.7	[1]
Credit arising from patent box claims	0.0	[1]	0.0	4.6	[1]	0.0	[1]
Net tax effect of new US tax legislation	0.0	[1]	0.0	0.0	[1]	(0.2)	[1]
Affecting Tax	3.3	[1]	10.5	13.6	[1]	6.5	[1]
Total	£ (14.5)	[1]	£ (42.8)	£ (30.0)	[1]	£ (28.4)	[1]

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.